Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets Tables [Abstract]
Schedule Of Goodwill Text Block
	Pharmaceutical
	Distribution	Other	Total
Goodwill at September 30, 2010	$ 2,404,652	$ 70,044	$ 2,474,696
Goodwill recognized in connection with acquisitions (see Note 2)	17,495	8,412	25,907
Foreign currency translation	(440)	-	(440)
Goodwill impairment	-	(3,001)	(3,001)
Goodwill at September 30, 2011	2,421,707	75,455	2,497,162
Goodwill recognized in connection with acquisitions (see Note 2)	(134)	444,554	444,420
Foreign currency translation	1,402	-	1,402
Goodwill at September 30, 2012	$ 2,422,975	$ 520,009	$ 2,942,984

Intangible Assets Disclosure [Text Block]
	September 30, 2012			September 30, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Indefinite-lived intangibles — trade names	$344,004	$-	$344,004	$233,348	$-	$233,348
Finite-lived intangibles:
Customer relationships	265,981	(61,865)	204,116	78,147	(47,578)	30,569
Other	67,896	(35,568)	32,328	45,074	(28,484)	16,590
Total other intangible assets	$677,881	$(97,433)	$580,448	$356,569	$(76,062)	$280,507